Revenue and Capitalized Contract Costs - Impact of New Accounting Pronouncement On Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,155,981	$ 1,050,441	$ 881,983
Operating expenses (exclusive of depreciation and amortization shown separately below)	369,285	355,813	321,476
Depreciation and amortization	543,440	514,082	329,255
Loss from operations	(142,117)	(242,059)	(155,493)
Income tax expense (benefit)	1,313	(1,611)	1,078
Net loss	(395,756)	(467,914)	(410,199)
Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	1,155,981	1,050,441	843,420
Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	0	0	26,988
Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	0	0	$ 11,575
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	1,113,447	1,006,543
Operating expenses (exclusive of depreciation and amortization shown separately below)	419,041	385,672
Depreciation and amortization	390,733	367,879
Loss from operations	(81,700)	(169,613)
Income tax expense (benefit)	3,142	806
Net loss	(337,168)	(397,885)
Calculated under Revenue Guidance in Effect before Topic 606 | Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	1,038,788	950,661
Calculated under Revenue Guidance in Effect before Topic 606 | Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	66,542	46,177
Calculated under Revenue Guidance in Effect before Topic 606 | Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	8,117	9,705
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	42,534	43,898
Operating expenses (exclusive of depreciation and amortization shown separately below)	(49,756)	(29,859)
Depreciation and amortization	152,707	146,203
Loss from operations	(60,417)	(72,446)
Income tax expense (benefit)	(1,829)	(2,417)
Net loss	(58,588)	(70,029)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Recurring and other revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	117,193	99,780
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Service and other sales revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	(66,542)	(46,177)
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09 | Activation fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ (8,117)	$ (9,705)